SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - CLOSURE COSTS	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - CLOSURE COSTS
5.	SELLING, GENERAL AND ADMINISTRATIVE EXPENSES – CLOSURE COSTS

In early 2020, management decided to close a production facility in Carlsbad, California facility which specialized in Western Blot manufacturing. The last number of years had seen a steady migration of customers away from using the Western Blot testing format for diagnosing Lyme in favour of alternative testing platforms.  Production volumes declined steadily at the plant to the extent that it no longer made economic sense to continue.  The plant was closed on June 30, 2020.  Production of remaining products was transferred to other locations in the Group.

The charge for closing the facility was US$2.4 million which comprised redundancy costs, the write-off of inventory, the cost of exiting lease obligations and other costs associated with the closure of the facility.